Exhibit 99.12

Monthly Investor Report: Verizon Master Trust - VZMT 2026-2

Collection Period		Payment Date		Transaction Month	Series Status at End of Prior Payment Date
July 2026		08/20/2026		2		Revolving
Offered Notes	Anticipated Redemption Date	Final Maturity Date	Issuance Note Balance	SOFR:Days in the Interest Period	Note Interest Rate	SOFR Adjustment Date	SOFR30A	Total
Class A-1a	6/20/29	06/21/2032	$994,210,000.00		4.51%			4.51%
Class A-1b	6/20/29	06/21/2032	$75,000,000.00	31	SOFR +0.46%	08/13/2026	3.63650%	4.10%
Class B	6/20/29	06/21/2032	$81,740,000.00		4.71%			4.71%
Class C	6/20/29	06/21/2032	$49,050,000.00		4.85%			4.85%

Total			$1,200,000,000.00

Series 2026-2 Allocation % x Group One Available Funds	$83,684,044.45
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$0.00
Amounts released from Principal Funding Account	$0.00
Any amounts deposited by the Class A Certificateholder in connection with an Optional Redemption
Total Available Funds	$83,684,044.45

Beginning of Period Reserve Account Balance	$13,079,019.07
Required Reserve Amount	$13,079,019.07
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	0.00
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$13,079,019.07

Waterfall Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee	$90.76	$90.76	$0.00	$0.00	$83,683,953.69
Owner Trustee Fee	$0.00	$0.00	$0.00	$0.00	$83,683,953.69
Asset Representations Reviewer Fee	$46.62	$46.62	$0.00	$0.00	$83,683,907.07
Supplemental ARR Fee	$186.48	$186.48	$0.00	$0.00	$83,683,720.59
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$83,682,470.59
Servicing Fee	$925,412.93	$925,412.93	$0.00	$0.00	$82,757,057.66
Class A-1a Note Interest	$3,736,572.58	$3,736,572.58	$0.00	$0.00	$79,020,485.08
Class A-1b Note Interest	$264,565.63	$264,565.63	$0.00	$0.00	$78,755,919.45
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$78,755,919.45
Class B Note Interest	$320,829.50	$320,829.50	$0.00	$0.00	$78,435,089.95
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$78,435,089.95
Class C Note Interest	$198,243.75	$198,243.75	$0.00	$0.00	$78,236,846.20
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$78,236,846.20
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$78,236,846.20
Regular Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$78,236,846.20
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$78,236,846.20
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00	$78,236,846.20
Make-Whole Payments	$0.00	$0.00		$0.00	$78,236,846.20
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$78,236,846.20
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00	$78,236,846.20
Class R Interest	$78,236,846.20	$78,236,846.20	$0.00	$0.00	$0.00

Total	$83,684,044.45	$83,684,044.45	$0.00	$0.00

Total Priority Principal Payments and Additional Interest Amounts					$0.00

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a	$0.00	$0.00	$3,736,572.58	$0.00	$0.00	$3,736,572.58
Class A-1b	$0.00	$0.00	$264,565.63	$0.00	$0.00	$264,565.63
Class B	$0.00	$0.00	$320,829.50	$0.00	$0.00	$320,829.50
Class C	$0.00	$0.00	$198,243.75	$0.00	$0.00	$198,243.75

Total	$0.00	$0.00	$4,520,211.46	$0.00	$0.00	$4,520,211.46

		Payment per $1,000 of Notes			As of Prior Payment Date		Current Payment Date
Noteholder Payments	Note Balance per $1,000 of Notes	Interest Payment	Make-Whole Payment	Total Payment	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$1,000.00	$3.76	$0.00	$3.76	$994,210,000.00	1.00	$994,210,000.00	1.00
Class A-1b	$1,000.00	$3.53	$0.00	$3.53	$75,000,000.00	1.00	$75,000,000.00	1.00
Class B	$1,000.00	$3.93	$0.00	$3.93	$81,740,000.00	1.00	$81,740,000.00	1.00
Class C	$1,000.00	$4.04	$0.00	$4.04	$49,050,000.00	1.00	$49,050,000.00	1.00

Total	$1,000.00	$3.77	$0.00	$3.77	$1,200,000,000.00	1.00	$1,200,000,000.00	1.00

	Beginning Period	Add: Deposit	Ending Period
Principal Funding Account Limit	$600,000,000.00		$600,000,000.00
Principal Funding Account balance	$0.00	$0.00	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.